Other liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other liabilities
23	Other liabilities

Other liabilities as at December 31, 2018 are analysed as follows:

31/12/18
Landlords’ contributions	1,119

Total	1,119

Other liabilities are represented by landlords’ contributions obtained by one of the Group’s subsidiaries for the maintenance of leased buildings, which are credited to profit or loss on a straight-line basis over the length of the lease contracts.